Due from/to brokers	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Due to and from Broker-Dealers and Clearing Organizations [Abstract]
Due from/to brokers
Due from/to brokers
The Company holds substantially all of its investments through its prime brokers pursuant to various agreements between the Company and each prime broker. The brokerage arrangements differ from broker to broker, but generally cash and investments in securities and commodities balances are available as collateral against investment in securities sold, not yet purchased and derivative positions, if required.
Margin debt balances are collateralized by cash held by the prime brokers and certain of the Company’s securities. Margin interest was paid either at the daily broker call rate or based on LIBOR.
Due from/to brokers include cash balances maintained with the Company’s prime brokers, receivables and payables from unsettled trades and proceeds from securities sold, not yet purchased. In addition, due from and to brokers includes cash collateral received and posted from OTC and repurchase agreement counterparties. As of September 30, 2014, the Company’s due from/to brokers includes a total non-U.S. currency payable balance of $14.4 million (December 31, 2013 - $268.5 million).

Due from/to brokers
The Company holds substantially all of its investments through its prime brokers pursuant to various agreements between Third Point LLC and each prime broker. The brokerage arrangements differ from broker to broker, but generally cash and investments in securities balances are available as collateral against investment in securities sold, not yet purchased and derivative positions, if required.
Margin debt balances are collateralized by cash held by the prime brokers and certain of the Company’s securities. Margin interest was paid either at the daily broker call rate or based on LIBOR.
Due from/to brokers include cash balances maintained with the Company’s prime brokers, receivables and payables from unsettled trades and proceeds from securities sold, not yet purchased. In addition, due from and to brokers includes cash collateral received and posted from OTC and repurchase agreement counterparties. As of December 31, 2013, the Company’s due from/to brokers includes a total non-U.S. currency payable balance of $268.5 million (December 31, 2012 - $90.8 million).